Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,197,595,000.00
Previously Paid Amount	0.00
Total Fee Amount	165,387.87
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering, and this exhibit shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File Nos. 333-282003 and 333-282003-02). The maximum aggregate offering price of such offering is $1,197,585,000.
Net Fee	$ 165,387.87
Narrative - Max Aggregate Offering Price	$ 1,197,595,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true